Business and Summary of Significant Accounting Policies Warranty Liabilities (Tables)	12 Months Ended
Jan. 02, 2016
Standard Product Warranty Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
The activity in the accrued warranty liabilities account was as follows (in thousands):

	2015	2014	2013
Balance at beginning of period	$5,824	$4,153	$4,858
Additions charged to costs and expenses for current-year sales	9,368	9,437	4,603
Deductions from reserves	(6,486)	(8,118)	(6,070)
Changes in liability for pre-existing warranties during the current year, including expirations	1,322	352	230
Acquired warranty reserve	—	—	532
Balance at end of period	$10,028	$5,824	$4,153